CORVUS GOLD INC.

June 20, 2014 John Reynolds Assistant Director Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:	Responses to the Securities and Exchange Commission
Staff Comments dated June 6, 2014 regarding
Corvus Gold, Inc.
Draft Registration Statement on Form S-1
Submitted May 12, 2014
CIK No. 0001507964

Dear Mr. Reynolds:

This letter responds to the comments of the Staff of the United States Securities and Exchange Commission (the “Staff”) set forth in your letter dated June 6, 2014 (the “Comment Letter”) regarding the above-referenced Draft Registration Statement on Form S-1 (the “Draft Registration Statement”) of Corvus Gold Inc. (the “Company”, “Corvus”, “we”, “us” or “our”).  For your convenience, the Company’s numbered responses below contain each of the Staff’s comments from the Comment Letter and correspond to the numbered comments contained in the Comment Letter.

We have indicated in some responses that we believe no change in disclosure is appropriate or necessary and have explained why.

Our responses are as follows:

General

Staff Comment No. 1.

Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.  Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Company’s Response:

In response to Staff’s comment, the Company will provide the Staff with copies of all written communications that we, or anyone authorized on our behalf, present to potential investors.  We note that the Company has not marketed the deal to date, no marketing materials have been prepared or distributed and the Company does not currently intend on marketing the deal.  The

United States Securities and Exchange Commission
June 20, 2014

Company has only engaged in the oral solicitation of interest from two Qualified Institutional Buyers as defined in Rule 144A under the Securities Act of 1933, as amended (“QIBs”).  The Company does not currently intend that any marketing materials will be provided in relation to its offering of common shares (the “Offering”) as it is currently anticipated that these two QIBS, along with executive officers and directors of the Company, will be the only participants in the Offering and will invest solely on the basis of the prospectus contained in the registration statement once it has been brought effective.  No brokers or dealers will be involved as underwriters or agents in the Offering and no analyst coverage has been put out on the Company.  The Company will keep the Staff promptly informed of any changes in its plans regarding the Offering if and when they develop.

Staff Comment No. 2.

We will process your amendments without price ranges.  As the price range you select will affect disclosure in several sections of the filing, we will need sufficient time to process your amendments once a price range is included and the material information now appearing blank throughout the document has been provided.  Please understand that the effect of the price range on disclosure throughout the document may cause us to raise issues in areas not previously commented on.

Company’s Response:

In response to the Staff’s comment, we respectfully inform the Staff that we are subject to the rules and regulations of the Toronto Stock Exchange (“TSX”).  Specifically, the minimum allowable price for the common shares in the Offering is the “Market Price”, which is the volume weighted average trading price of the Company's common shares (calculated by dividing the total value by the total volume of securities traded for the relevant period) on the TSX for the five days prior to the date of delivery of a “Price Reservation Form” in respect of the Offering to the TSX, less up to the maximum discount allowable under the TSX Rules.  For a VWAP of between $0.50 and $2.00, the maximum discount is 20%.  As at June 19, 2014, the 5 day VWAP of the Company’s common shares on the TSX is $1.411, and therefore at a 20% discount the minimum allowable pricing for the Offering would be $1.13.  As a result, this Offering will not include a price range, but instead we anticipate that we will have a final price for the Offering in the registration statement at the time it is brought effective.

Staff Comment No. 3.

Please check the box on the filing cover page to indicate that this is a Rule 415 offering.

United States Securities and Exchange Commission
June 20, 2014

Company’s Response:

In response to the Staff’s comment, we have checked the box on the cover page to the Draft Registration Statement to indicate that this Offering is being conducted pursuant to Rule 415 of the United States Securities Act of 1933, as amended (the “Securities Act”).

Inside Front Cover Page, page i

Staff Comment No. 4.

We note your statement that “the information contained in such [industry and market data] sources has not been independently verified, and we cannot assure you as to the accuracy or completeness of this information.” Please remove such language, as this statement implies you are not responsible for the accuracy of the information you elect to include in your prospectus.

Company’s Response:

In response to the Staff’s comment, we have removed the aforementioned language from the Draft Registration Statement.

Prospectus Summary, page 1

Staff Comment No. 5.

Please update project exploration and other disclosures under “Recent Developments” as appropriate.

Company’s Response:

In response to the Staff’s comment, we have updated the project exploration and other disclosures under the “Recent Developments” section of the Draft Registration Statement. We also have added additional disclosure to the “Properties” section of the Draft Registration Statement.

Specifically, the Company added disclosure regarding results from 9 drill holes in the Yellowjacket deposit at the North Bullfrog Project in Nevada (the “NBP”).  The results from these holes have defined a new parallel high-grade vein system immediately west of the Yellowjacket deposit and intersected high-grade mineralization along the northern extension of the deposit.  The new drilling results continue to indicate that the Yellowjacket system is expanding.

Additionally, we added disclosure regarding a completed a series of metallurgical test on the Yellowjacket deposit mineralization which have returned encouraging gold and silver recovery results. Initial grind size analysis test work indicated high recoveries for gold and silver could be obtained from milling the rock to a relatively coarse practical size follow-up gravity recovery followed by cyanide leaching of the tailing product indicated enhanced recoveries could be obtained using this type of recovery system.  This initial test work has established the basis for future optimization metallurgical work focusing on a simple, low cost grinding circuit with gravity

United States Securities and Exchange Commission
June 20, 2014

gold silver recovery followed by cyanide leaching of tails to obtain high gold silver recoveries from the higher grade Yellowjacket mineralization.

Glossary of Terms, page iii

Staff Comment No. 6.

We note the terms “$1300 Whittle® pit,” “Whittle® analysis” and “Whittle® software.” Please expand the glossary to define.

Company’s Response:

In response to the Staff’s comment, we have expanded the glossary to define the aforementioned terms.

Use of Proceeds, page 14

Staff Comment No. 7.

Please revise the disclosure to provide the principal uses of proceeds and dollars amounts of those uses.  Please clarify the priority of uses and the amounts of those uses, depending upon the amount of proceeds received in the offering.

Company’s Response:

In response to the Staff’s comment, we have added more detailed disclosure regarding our intended use of proceeds and prioritized our uses and amounts of uses, depending on the amount of proceeds received in the Offering.

Specifically, we have noted that the primary use of the proceeds from the proposed financing will be to further explore the NBP.  The funds raised from the financing will enable the Company to conduct a 15,000 meter drill program on the NBP as well as a number of advanced mining, metallurgical and geologic studies to expand and better characterize the existing deposit.   The Phase II exploration drill program would take place from the completion of the Offering (estimated to be mid-July)through November in 2014.  The results from this work will be incorporated into a new project resource update in early 2015, which will form the basis of a Preliminary Economic Assessment to be completed before May 31, 2015.

The proposed exploration program is staged so if the full amount is not raised the program can be reduced accordingly and the planned amount of drilling and mining studies can be reduced in scope.

Staff Comment No. 8.

We note your statement that management “will have broad discretion over the manner in which the net proceeds of the offering will be applied” on page 14.  Please note that the company may reserve the right to change the use of proceeds, provided that such reservation is due to certain contingencies that are discussed specifically and the

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alternatives to such use in that event are indicated.  See Instruction 7 to Item 504 of Regulation S-K.  Please revise accordingly.

Company’s Response:

In response to the Staff’s comment, we have added disclosure to discuss specific contingencies that may give rise to a change in the use of proceeds and the specific alternative use of proceeds to which such contingencies could give rise.

Management’s Discussion and Analysis, page 19

Staff Comment No. 9.

Please revise to clearly disclose the milestones the company must meet in order to achieve profitability.  Include in your disclosure expected timeframes and cost for each milestone.  For purposes of clarity, consider using tabular format.

Company’s Response:

The Company notes that it is an exploration stage mining company that must obtain a number of specific milestones to obtain profitability, many of which are currently not known to the Company due to the exploratory nature of the Company’s project and the uncertainties surrounding the economics of mining mineral deposits.  In response to the Staff’s comment, we have added disclosure generally discussing the milestones that the Company will need to meet to achieve production on its properties.  However, do to the uncertain nature of mineral exploration, it is not possible for the Company to describe the specific timeframe in which these milestones can be reached or the anticipated costs of reaching such milestones.  We respectfully submit to the Staff that speculating as to the timeframe and costs of these milestones at this time would be potentially misleading to investors and not consistent with the Company’s disclosure obligations in Canada.

Current Plan of Operations, page 19

Staff Comment No. 10.

We note your disclosure highlighting activities for fiscal year ended May 31, 2013 to the date of the prospectus and highlighting activities during the period ending February 28, 2014.  Please consolidate such disclosure so as to remove duplicative activities.

Company’s Response:

In response to the Staff’s comment, we have consolidated the disclosure to remove duplicative activities.

Staff Comment No. 11.

Please expand the next to last paragraph to cover fiscal 2015 and clarify the time period funded by the $4.6 million amount.  Please summarize the basis for the statement regarding sufficient capital, disclosing material uncertainties.  Also, please address the

United States Securities and Exchange Commission
June 20, 2014

adequacy of capital for the funding requirements for fiscal 2015 and disclose the underlying basis.

Company’s Response:

In response to the Staff’s comment, we have expanded our disclosure.  Should we be unsuccessful in raising additional funds in fiscal year 2015 the Company would terminate all project exploration activities at the end of July 2014.  The Company’s existing working capital as at June 1, 2014 of $3.2 million would enable the Company to continue to operate through the 2015 fiscal year.  Should it become necessary, the Company would also take steps to reduce ongoing expenditures, including a reduction of its land position at non-core properties, a reduction-in-force for certain staff and a reduction in general corporate overhead. In this plan, the Company’s focus would be on holding onto its core properties and maintaining them in good standing and keeping key personnel.

Staff Comment No. 12.

We note your Cooperation Agreement with Dave Wright and Partners, allowing them to market the West Pogo Project.  Please tell us how you considered Item 601(b)(10) of Regulation S-K with respect to this agreement.

Company’s Response:

The Company does not consider this to be a material contract under Item 601(b)(10) as the Company views the agreement as being entered into in the ordinary course of its business and the agreement relates to a non-material property of the Company.

Liquidity and Capital Resources, page 22

Staff Comment No. 13.

Please update the disclosure to quantify operating needs for fiscal 2015.  Please reconcile the disclosure to the statement regarding sufficient capital under “Current Plan of Operations.”

Company’s Response:

In response to the Staff’s comment, we have added disclosure to quantify our operating needs including providing a detailed projected budget for the next fiscal year that contemplates that the Company is not able to raise additional capital in the 2015 fiscal year.

Staff Comment No. 14.

Please revise to disclose the expected sources of financing the company may pursue for its capital needs in fiscal year ended May 31, 2015.  In addition, please disclose how long the company can remain in operation at current funding levels.

United States Securities and Exchange Commission
June 20, 2014

Company’s Response:

In response to the Staff’s comment, we have added disclosure of the expected sources of financing the Company may pursue in the fiscal year ended May 31, 2015.  We have also included a budget which indicates that the Company could operate to the end of fiscal 2015 with its existing working capital (see also response to Staff Comment No. 13).

Staff Comment No. 15.

You disclose a monthly “burn rate” of $300,000.  However, the operating funding requirements to cover the time period between May 31, 2014 and December 31, 2014 is $900,000, or approximately $130,000 a month.  Please revise or advise.

Company’s Response:

The $2.4 million originally disclosed for planned operating needs until May 31, 2014 should have been $1.4 million.  In response to the Staff’s comment, we have revised disclosure to reflect anticipated operating needs for 2015 fiscal year, assuming no additional financing is secured (including the Offering).  The revised average monthly “burn rate” is $670,000 if the Company can successfully secure additional finding and $270,000 if the Company is unsuccessful.

Recent Accounting Pronouncements, page 28

Staff Comment No. 16.

Please provide clarification in your next amendment regarding the meaning of “none” as it relates to your disclosures of recent accounting pronouncements.  Refer to SAB Topic 11M.

Company’s Response:

In response to the Staff’s comment, we have revised disclosure to provide clarification that all other recently issued accounting pronouncements do not have a material effect on the Company’s financial statements and included ASU No. 2014-10, Development Stage Entities (Topic 915).

Business, page 28

Employees, page 33

Staff Comment No. 17.

It is unclear how many full time employees you have.  Please revise to clarify. See Item 101(h)(4)(xii) of Regulation S-K.

United States Securities and Exchange Commission
June 20, 2014

Company’s Response:

In response to the Staff’s comment, we have revised the disclosure in the Draft Registration Statement to specify that we have 4 full-time, and one part-time, employees.

Properties page 34

Staff Comment No. 18.

Your disclosure summarizes the principal terms of only the Mayflower Property lease.  Please expand to disclose the principal terms of the other material leases or advise.

Company’s Response:

In response to the Staff’s comment, we have expanded our disclosure to disclosure the principal terms of all material leases related to the NBP.

Staff Comment No. 19.

We note that you have not filed any lease agreements as exhibits to the registration statement.  Please revise or advise.

Company’s Response:

In response to the Staff’s comment, we respectfully submit that these leases were entered into in the ordinary course of our business of mineral property acquisition/divestiture, exploration and development and therefore we have not filed the leases as material agreements under Item 601(b)(10).

Staff Comment No. 20.

Please discuss the quality assurance program associated with the sampling data presented in this section including sample preparation, controls, custody, assay precision and accuracy as it relates to your exploration plans of your filing.

Company’s Response:

In response to the Staff’s comment, we have added disclosure with respect to the Company’s QA/QC program in respect of the NBP.

Staff Comment No. 21.

Please expand your disclosure concerning the exploration plans for your property to address the exploration timetable and budget, including estimated amounts that will be required for each exploration activity.  Identify who will be conducting any proposed exploration work.

United States Securities and Exchange Commission
June 20, 2014

Company’s Response:

In response to the Staff’s comment, we have added disclosure with respect to the proposed fiscal 2015 exploration program at the NBP and have provided a budget for that program.  We have also added disclosure with respect to the specific Company personnel who will be supervising the exploration work and mining studies, as well as a list of the major contractors who will be involved.

Proposed activities, page 56

Staff Comment No. 22.

Please update this section to address fiscal 2015.

Company’s Response:

In response to the Staff’s comment, we have updated the proposed activities section of the Draft Registration Statement to reflect our fiscal year 2015.

Directors and Executive Officers, page 58

Staff Comment No. 23.

Please revise to disclose the estimated number of hours your executive officers plan to spend on your business.  In this regard, we note that numerous officers currently hold positions in other companies.

Company’s Response:

In response to the Staff’s comment, disclosure has been provided with respect to the anticipated percentage of their regular working hours that will be devoted by each of the specific executive officers to the business and affairs of the Company.

Executive Compensation, page 63

Director Compensation, page 71

Staff Comment No. 24.

Please update these sections for fiscal 2014.

Company’s Response:

In response to the Staff’s comment, we have updated the executive compensation and director compensation sections of the Draft Registration Statement to reflect our fiscal year 2014.

United States Securities and Exchange Commission
June 20, 2014

Certain Relationships and Related Transactions, page 63

Staff Comment No. 25.

We note the numerous related party transactions disclosed in note 9 to the financial statements on page F-31.  Please revise to include all relevant related party transactions under this heading or advise.

Company’s Response:

In response to the Staff’s comment, the disclosure has been revised to provide details with respect to the related party transactions for the past 3 fiscal years and through to the date of the Draft Registration Statement.  The definition of “related party” in Item 404(a) of Regulation S-K is not the same as that for accounting purposes, and therefore the disclosures in the Draft Registration Statement in relation to related party transaction are different from those in the financial statements.

In response to the Staff’s comment, the Company has updated “Note 9 Related Party Transactions” in the annual financial statements for the year ended May 31, 2013 and “Note 10 Related Party Transactions” in the interim financial statements for the period ended February 28, 2014 to include only related parties that fall under the definition of SFAS 57.24f.

Security Ownership of Certain Beneficial Owners and Management, page 72

Staff Comment No. 26.

Please revise to identify the natural person with voting and dispositive power of the shares in Tocqueville Asset Management, L.P.  Additionally, please provide the entity’s address.  See Item 403(a) of Regulation S-K.

Company’s Response:

In response to the Staff’s comment, the appropriate disclosure has been added.

Staff Comment No. 27.

Please revise your table of contents to include this section.

Company’s Response:

In response to the Staff’s comment, we have updated the table of contents the Draft Registration Statement to include the aforementioned section.

Dilution, page 74

Staff Comment No. 28.

Please expand to address dilution assuming minimal offering proceeds.

United States Securities and Exchange Commission
June 20, 2014

Company’s Response:

In response to the Staff’s comment, we have added expanded this section to provide tables that address dilution at selected levels of offering proceeds.  We note that there is no minimum offering amount for this offering and therefore there are no minimal offering proceeds.

Index to Financial Statements, page 85

Staff Comment No. 29.

If you revise your annual financial statements in response to our comments, please also revise your interim financial statements to the extent applicable.

Company’s Response:

In response to the Staff’s comments, we have revised the annual financial statements for the year ended May 31, 2013 and interim financial statements for the period ended February 28, 2014.

Consolidated Statements of Operations and Comprehensive Loss, page F-3

Staff Comment No. 30.

Please revise the heading of the column covering your cumulative information to clearly identify the date of inception.  The period identified should be consistent with the periods presented in your audit report on page F-1.  Please apply similar labelling of your cumulative information included in your consolidated statements of cash flows on page F-4.

Company’s Response:

In response to the Staff’s comment, the Company has early adopted the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-10, Development Stage Entities (Topic 915) thereby eliminating inception-to-date information on the Consolidated Statements of Operations and Comprehensive Loss, the Consolidated Statements of Cash Flows, the Statement of Changes in Equity and inception date in the notes to the consolidated financial statements (annual financial statements for the year ended May 31, 2013 and interim financial statements for the period ended February 28, 2014).  As a result, the audit report has been updated accordingly.

The Company believes that it would be beneficial for the users of the financial statements if it were to early adopt ASU No. 2014-10.  The Company has not yet issued its first set of US GAAP financial statements and thus qualifies for early application of the amendments.  As well, the Company is due to file its annual financial statements for the year-ended May 31, 2014 under US GAAP at the end of August 2014 if the Draft Registration Statement is successfully filed and accepted.  Due to the nature of the original Plan of Arrangement (as explained in the new note 1 of the financial statements and in the Company’s Response to Staff Comment No. 31), the cumulative information will cause more confusion than provide useful information for the users.  Instead the Company feels that the explanation in the new “Note 1 Plan of Arrangement

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and Transfer of Assets” is sufficient to explain the history of the Plan of Arrangement rather than having the cumulative numbers.

Consolidated Statement of Changes in Equity, page F-5

Staff Comment No. 31.

We note your disclosures at pages 28 and F-8 indicate that you were incorporated on April 13, 2010 and that the report provided by your auditor on page F-1 refers to the period since inception of April 13, 2010 to May, 31, 2013.  Please tell us why your consolidated statement of changes in equity begins with a balance as of May 31, 2006 and presents periods that are not covered by your auditor’s report.  Please explain this inconsistency or revise your disclosures accordingly.

Company’s Response:

On August 25, 2010, International Tower Hill Mines Ltd. (“ITH”) completed a Plan of Arrangement (the “Arrangement”) under the British Columbia Business Corporations Act (“BCBCA”) whereby its existing Alaska mineral properties (other than the Livengood project) and related assets and the NBP and related assets in Nevada (collectively, the “Nevada and Other Alaska Business”) were indirectly spun out into a new Canadian public company, being the Company.

The Arrangement was approved by the board of directors of each of ITH and Corvus and by the shareholders of ITH and was accepted for filing by the TSX on behalf of both ITH and Corvus.  In connection with the completion of the Arrangement, the common shares of Corvus were listed on the TSX.

Under the Arrangement, each shareholder of ITH received (as a return of capital) one Corvus common share for every two ITH common shares held as at the effective date of the Arrangement and exchanged each old common share of ITH for a new common share of ITH.  As part of the Arrangement, ITH transferred its wholly-owned subsidiary Corvus Gold Nevada Inc. (formerly Talon Gold Nevada Inc.) (“Corvus Nevada”), incorporated in Nevada, United States (which held the NBP), to Corvus and a wholly-owned Alaskan subsidiary of ITH sold to Raven Gold Alaska Inc. (“Raven Gold”), incorporated in Alaska, United States, a wholly owned subsidiary of Corvus, the Terra, Chisna, LMS and West Pogo properties.  As a consequence of the completion of the Arrangement, Corvus held, as at the completion of the Arrangement, the Terra, Chisna, LMS, West Pogo and the NBP (the “Spin-out Properties”).

The Company’s consolidated financial statements reflect the Balance Sheets and Statement of Changes in Equity of the Nevada and Other Alaska Business as if Corvus existed since the inception of the business on June 1, 2006.  The financial statements have been presented under the predecessor basis of accounting with Balance sheet amounts based on the amounts recorded by ITH.  Management has cautioned readers of the applicable financial statements that the allocation of expenses does not necessarily reflect future general and administrative expenses.

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The deficit of the Company at August 25, 2010 was calculated on the basis of the ratio of costs incurred on the Spin-out Properties in each period as compared to the costs incurred on all mineral properties of ITH in each of these periods to the cumulative transactions relating to the Spin-out Properties from the date of acquisition of those mineral properties to August 25, 2010 and includes an allocation of ITH’s general and administrative expenses from the date of acquisition of those mineral properties to August 25, 2010.  The allocation of general and administrative expense was calculated on the basis of the ratio of costs incurred on the Spin-out Properties in each prior year as compared to the costs incurred on all mineral properties and exploration costs of ITH in each of those prior years.

Although the Company was not incorporated until April 13, 2010, the financial statements reflect the cumulative operating results of the predecessor, as related to the mineral properties that were transferred to the Company, from June 1, 2006.

In response to the Staff’s comments, the Company has early adopted ASU No. 2014-10, so the Consolidated Statement of Changes in Equity no longer begins with May 31, 2006 but instead begins with May 31, 2011.  The Company has added the history of the Plan of Arrangement to “Note 1 Plan of Arrangement and Transfer of Assets” of the annual financial statements for the year ended May 31, 2013 and the interim financial statements for the period ended February 28, 2014 to help the users better understand the history of the Plan of Arrangement.

2.           Significant Accounting Policies, page F-9

Basis of presentation, page F-9

Staff Comment No. 32.

We note your disclosures indicating that your financial statements are also attached to a Form 10 that you filed with the SEC.  Please identify the Form 10 you filed providing the file number and the date the form was filed.

Company’s Response:

The reference to the Form 10 was in error. The Company had intended to file a Form 10 to register its common shares under Section 12(g) of the United States Securities Exchange Act of 1934, as amended, but during that process determined instead to proceed with the filing of the Draft Registration Statement.  Therefore, the Form 10 was never filed.  In response to the Staff’s comment, the Company has revised disclosure in “Note 3 Significant Accounting Policies – Basis of Presentation” in the annual financial statements for the year ended May 31, 2013 to eliminate reference to Form 10 as it was not filed.

Significant estimates, page F-9

Staff Comment No. 33.

Please clarify your disclosure to describe the allocation of administrative expenses on the spin-out from ITH, quantifying the amounts allocated and recorded in your financial statements for each of the periods presented.  Refer to SAB Topic 1B1 for guidance.

United States Securities and Exchange Commission
June 20, 2014

Company’s Response:

In response to the Staff’s comment, the Company has revised disclosure in “Note 3 Significant Accounting Policies – Significant Estimates” in the annual financial statements for the year ended May 31, 2013 to eliminate disclosure on the allocation of administrative expenses on the spin-out from ITH as a result of the Company’s early adoption of ASU No. 2014-10 as this is no longer applicable for the year ended May 31, 2013 or for the period ended February 28, 2014.  As well, the Company has revised disclosure in Note 1 Plan of Arrangement and Transfer of Assets to clarify disclosure on the allocation of administrative expenses on the spin-out from ITH.  Subsequent to August 25, 2010, ITH has not incurred any expenses on behalf of the Company and therefore, no allocation of ITH expenses subsequent to that date has occurred.

Cash and Cash equivalents, page F-10

Staff Comment No. 34.

We note your disclosure here and on page 25 that your cash equivalents are “held for the purpose of meeting short-term cash commitments rather than for investment or other purposes.” Please revise to clarify how your cash equivalents meet the definition set forth by ASC 230-10-20 which defines cash equivalents to be investments with original maturities of three months or less.

Company’s Response:

In response to the Staff’s comment, the Company has revised disclosure in “Note 3 Significant Accounting Policies – Cash and Cash Equivalents” in the annual financial statements for the year ended May 31, 2013 to clarify how the Company’s cash equivalents meet the definition set forth by ASC 230-10-20.

Mineral properties and exploration and evaluation expenditures, page F-12

Staff Comment No. 35.

Please expand your policy disclosure to describe the types of costs you capitalize related to mineral property acquisition.

Company’s Response:

In response to the Staff’s comment, the Company has revised disclosure in “Note 3 Significant Accounting Policies – Mineral Properties and Exploration and Evaluation Expenditures” in the annual financial statements for the year ended May 31, 2013 to expand disclosure to clarify that all direct costs related to the acquisition of mineral property interests are capitalized.

Non-monetary transactions, page F-14

Staff Comment No. 36.

Please tell us if you had non-monetary transaction in the periods reported.  To the extent there were non-monetary transactions in the periods reported, expand your disclosure to

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June 20, 2014

describe these transactions and disclose any related gain or loss recognized in your financial statements.

Company’s Response:

In response to the Staff’s comment, the Company has revised disclosure in “Note 3 Significant Accounting Policies – Non-monetary Transactions” in the annual financial statements for the year ended May 31, 2013 to clarify that the Company did not have any non-monetary transactions.

Capitalized Acquisition Costs, page F-16

Staff Comment No. 37.

We note that your tabular disclosures under this heading indicate that you made cash payments related to acquisition costs totaling $533,164 during the fiscal year ended May 31, 2013.  Please reconcile this amount to your statement of cash flows which presents $284,332 of cash used related to capitalized acquisition costs and revise your labeling in the table accordingly.

Company’s Response:

In response to the Staff’s comment, the Company has revised disclosure to “Note 7 Capitalized Acquisition Costs” of the annual financial statements for the year ended May 31, 2013 to include references to notes 7e)(ii)(1) and 7e)(ii)(3) for acquisition costs of $533,164 in the tabular disclosures.  In order to reconcile the $284,332 amount in the statement of cash flows in the annual financial statements for the year ended May 31, 2013, the Company also expanded disclosures in note 7e)(ii)(1) to clarify that cash payments of $126,924 was used to purchase 50,000 common shares of ITH which were delivered on October 25, 2012 and in note 7e)(ii)(3) to clarify that acquisition costs of $406,240 (USD 400,000) in acquisition costs were incurred where cash payments of $157,408 were made and the remaining $248,832 (USD 240,000) was incurred by way of a promissory note payable.

The Company also revised disclosure to “Note 6 Capitalized Acquisition Costs” of the interim financial statements for the period ended February 28, 2014 to include references to notes 6e)(ii)(1) and 6e)(ii)(4) for acquisition costs of $1,135,989 in the tabular disclosures.  The Company also expanded disclosures in note 6e)(ii)(1) to clarify that cash payment of $35,871 was used to purchase 50,000 common shares of ITH which were delivered on November 25, 2013 and in note 6e)(ii)(4) to clarify that the acquisition costs of $1,100,108 (USD 1,000,000) were made by cash payments to purchase the fee simple surface rights including the 1,600 acre feet of associated water rights.

a)      Chisna Property, Alaska, page F-19

Staff Comment No. 38.

We note your disclosure related to the Mineral Exploration Agreement you signed with Ahtna Incorporated in March 2010 indicates that at the end of the third year, you will release at least 50% of the original lands subject to the agreement.  Please tell us

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whether you have released this property and how you considered this event in determining potential impairment of your capitalized acquisition costs related to the Chisna property.

Company’s Response:

Although the Ahtna Incorporated Agreement (the “Agreement”) was signed in March 2010, the release of at least 50% of the original lands subject to the agreement is not required until the end of the third year (December 2013) so as to allow the Company to have an opportunity for a summer exploration program in 2013.  The Company has been granted a year extension (to December 2014) on the 50% land release requirement in the Agreement.  The requirement is designed to focus the Company’s exploration efforts on the highest potential lands and release the lands with less potential.  The Company is currently completing its evaluation process for eliminating low potential lands within the Ahtna lease and will be reducing its land holdings  in December 2014.  The amounts included in capitalized acquisition costs for the Chisna property relate to when the property was first acquired by ITH in 2006.  All lease costs associated with the Agreement have been included in exploration costs – land maintenance & tenure, and expensed over the years.  The Company believes by eliminating low potential lands within the Ahtna lease will enable the Company to better focus on the remaining lands with more potential thus lead to more a targeted exploration program.  Until further evaluation can be done on the results, the Company does not believe that impairment is required in the annual financial statements for the year ended May 31, 2013 or in the interim financial statements for the period ended February 28, 2014.  Furthermore, the evaluations and information to date do not indicate any impairment.

Staff Comment No. 39.

We note your disclosure at page 58 indicates that you are actively marketing the Chisna project for sale however we note that you do not classify the assets and liabilities related to this project as held for sale in either the annual or interim financial statements presented in your filing.  Please tell us whether you have assessed the criteria for held for sale classification as it relates to the Chisna, providing the analysis you performed under 360-10-45-9 that supports your view.

Company’s Response:

The Company has performed analysis under 360-10-45-9 for the Chisna project and has determined that the Chisna project should not be classified as held for sale in either the annual or the interim financial statements presented in the Company’s filing.  It should also be noted that a joint venture on the property, as opposed to an outright sale, is also a possibility.

Per paragraph 360-10-45-9, all of the criteria need to be met in order for the long-lived asset to be classified as held for sale in the period.  The following criteria were not met:

Criteria d says “The sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale, within one year, except as permitted by paragraph 360-10-45-11 (See Example 8 [paragraph 360-10-55-43], which illustrates when that criterion would be met.)  The term probable refers to a future sale

United States Securities and Exchange Commission
June 20, 2014

that is likely to occur.”  Although the Company has been actively marketing the Chisna project for sale it has not had any offers for over a year due to deteriorating market conditions.

The Company further examined the exceptions in paragraph 360-10-45-11, specifically Example 11[paragraph 360-10-55-48] which illustrates an exception to the one-year requirement under deteriorating market conditions.  Although the Company believes the asset is being marketed at a price that is reasonable, the Company has not reduced the price during a deterioration in market conditions, the asset is not available for immediate sale as required by the criterion in paragraph 360-10-45-9(b) or in paragraph 360-10-45(9)(e).  Therefore criteria d is not met and the Chisna project should not be classified as held for sale in either the annual financial statements for the year ended May 31, 2013 or the interim financial statements for the period ended February 28, 2014.

In response to the Staff’s Comment, the Company has expanded disclosure in the Draft Registration Statement to clarify  it is not probable that the sale and transfer of the project will occur within one year and therefore the Company has not classified the project as asset held for sale.

(e)      North Bullfrog Project, Nevada, page F-22

Staff Comment No. 40.

We note from page 19 and elsewhere in the filing that you purchased land which carries with 1,600 acre-fee of irrigation water rights for US$1,000,000 in December 2013 for North Bullfrog Project infrastructure.  Please revise where applicable in the filing to clarify how you paid for this amount and how this amount reflects in your financial statements.

Company’s Response:

The Company has originally included the USD 1,000,000 in exploration costs under the category land maintenance and tenure in the interim financial statements for the period ended February 28, 2014.  In response to the Staff’s comment, the Company has revised the interim financial statements for the period ended February 28, 2014 to include the cash payment $1,100,118 (USD 1,000,000) as capitalized acquisition costs in “Note 6 – Capitalized Acquisition Costs” and expanded disclosure by adding note 6e)(ii)(4) to further clarify the purchase.

7.      Promissory Note Payable, page F-27

Staff Comment No. 41.

We note you issued a promissory note payable of $284,523 bearing interest at 4.77% per year.  Please tell us reconcile the difference between this amount and the amount you disclose at note 11 on page F-32.

Company’s Response:

In response to the Staff’s Comment, the $284,523 has been revised to $248,832, the amount reported on the balance sheet and in “Note 12 Supplemental Cash Flow Information” in the

United States Securities and Exchange Commission
June 20, 2014

annual financial statements for the year ended May 31, 2013.  The Company also revised disclosures for “Note 8 Promissory Note Payable” in the annual financial statements for the year ended May 31, 2013 and “Note 7 Promissory Note Payable” in the interim financial statements for the period ended February 28, 2014.

14.           Subsequent Events, page F-34

Staff Comment No. 42.

Please revise to disclose the date through which you have evaluated subsequent events and whether that date is either the date the financial statements were issued or available to be issued.  In addition, provide a footnote for subsequent events for your interim financial statements included in your next amendment.  Refer to ASC 855-10-50-1.

Company’s Response:

In response to the Staff’s comment, the Company has revised disclosure to “Note 15 Subsequent Events” in the annual financial statements for the year ended May 31, 2013 and “Note 14 Subsequent Event” in the interim financial statements for the period ended February 28, 2014 to clarify the date to which the Company has evaluated subsequent events, being the date the financial statements were available to be issued, June 16, 2014.

Condensed Interim Financial Statements for the Three and Nine Months Ended February 28, 2014

5.      Capitalized Acquisition Costs, page F-45

d)      Terra Property, Alaska, page F-50

Staff Comment No. 43.

We note from page F-51 that you sold your interest in the Terra Property to TGC for USD 1,800,000 and 200,000 common shares of West Mountain which was valued at $175,696.  Please tell us how you valued 200,000 common shares of West Mountain.

Company’s Response:

The 200,000 common shares of West Mountain were valued using their closing price on the OTCBB of USD 0.80 (reflecting their market value at that time) and a foreign exchange rate of 1USD to 1.09810CAD on February 14, 2014, the date the sale was completed.  In response to the Staff’s Comment, the Company has expanded disclosure in “Note 6  Terra Property, Alaska” in the interim financial statements for the period ended February 28, 2014 to include the method for valuating of the 200,000 common shares of West Mountain.

United States Securities and Exchange Commission
June 20, 2014

Signatures

Staff Comment No. 44.

We note your draft registration statement includes signatures for the principal executive and financial officers.  Please note that a signature must be provided by the controller or principal accounting officer as well.  See Section VI.C. of Form S-1 General Instructions.

Company’s Response:

In response to the Staff’s comments, we have revised the signatures to indicate that the Chief Financial Officer is both the principal financial and the principal accounting officer.

* * * * *

The Company hereby acknowledges that:

•	Corvus Gold Inc. is responsible for the adequacy and accuracy of the disclosure in the filing.

•	Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing.

•	Corvus Gold Inc. may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Thank you for your review of the filing.  If you should have any questions regarding the response letter, please do not hesitate to contact the undersigned at (303) 470-8700, or Jason Brenkert of Dorsey & Whitney LLP at (303) 352-1133.

Sincerely,

Corvus Gold Inc.

/s/ Jeffery Pontius

Jeffrey Pontius
Chief Executive Officer

cc:           Jason Brenkert, Dorsey & Whitney LLP
Anthony Epps, Dorsey & Whitney LLP